Derivative financial instruments (Notional amounts and fair values of derivatives outstanding) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Total derivative assets
Derivative assets, fair value	$ 3,303	$ 11,664
Total derivative liabilities
Derivative liabilities, fair value	167,303	97,066
Not Designated as Hedging Instrument | Interest rate caps
Total derivative assets
Derivative assets, notional amount	3,022,000	2,442,000
Derivative assets, fair value	2,790	3,727
Not Designated as Hedging Instrument | Interest rate swaps | Cash Flow Hedging
Total derivative liabilities
Derivative liabilities, notional amount	400,000	0
Derivative liabilities, fair value	14,933	0
Designated as Hedging Instrument | Interest rate caps
Total derivative assets
Derivative assets, notional amount	475,000	400,000
Derivative assets, fair value	513	6,359
Designated as Hedging Instrument | Interest rate swaps | Cash Flow Hedging
Total derivative assets
Derivative assets, notional amount	0	488,616
Derivative assets, fair value	0	1,578
Total derivative liabilities
Derivative liabilities, notional amount	3,331,000	3,776,000
Derivative liabilities, fair value	$ 152,370	$ 97,066